Stock-Based Compensation (Details) - Schedule of Table Summarizes the Activity - RSUs [Member] - $ / shares shares in Thousands	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Schedule of Table Summarizes the Activity [Line Items]
Shares Available for Grant, Beginning Balance	38	38	39
Number of Shares, Beginning Balance	37	37	37
Weighted Average Exercise Prices, Beginning Balance (in Dollars per share)	$ 131.2	$ 131.2	$ 132.8
Shares Available for Grant, Ending Balance	39	38	38
Number of Shares, Ending Balance	36	37	37
Weighted Average Exercise Prices, Ending Balance (in Dollars per share)	$ 122.8	$ 131.2	$ 131.2
Shares Available for Grant, RSUs granted		(2)	(2)
Number of Shares, RSUs granted
Weighted Average Exercise Prices, RSUs granted (in Dollars per share)
Shares Available for Grant, RSUs cancelled and returned to the Plans	1	2	1
Number of Shares, RSUs cancelled and returned to the Plans
Weighted Average Exercise Prices, RSUs cancelled and returned to the Plans (in Dollars per share)
Shares Available for Grant, Options cancelled
Number of Shares, Options cancelled	(1)
Weighted Average Exercise Prices, Options cancelled (in Dollars per share)	$ 493.6	$ 116.8	$ 270.4